Note 40 (Tables)	6 Months Ended
Jun. 30, 2024
Provisions or reversal of provisions [Abstract]
Provisions or reversal of provisions [Table Text Block]
In the six months ended June 30, 2024 and 2023 the net provisions recognized in this condensed income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	June 2024	June 2023
Pensions and other post-employment defined benefit obligations	24	3	32
Commitments and guarantees given		(110)	14
Pending legal issues and tax litigation		104	72
Other provisions		41	11
Total		38	129